CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (94,989)	$ (36,613)	$ (35,792)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,041	894	780
Unrealized losses of marketable securities	5,023	0	0
Loss on disposal of fixed assets	70	2	1
Change in fair value of warrant liabilities	(4,379)	0	0
Change in fair value of contingent consideration	36	0	0
Stock-based compensation expense	24,918	1,924	2,715
Write-off of intellectual property	0	0	500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,893)	(12)	825
Other assets	(690)	0	0
Other assets - related party	738	256	(41)
Operating lease right-of-use assets	(6,973)	0	0
Accounts payable	709	536	(270)
Accrued expenses and other current liabilities	4,498	440	574
Short-term operating lease liabilities	859	0	0
Operating lease liabilities	7,219	0	0
Net cash used in operating activities	(66,813)	(32,573)	(30,708)
Cash flows from investing activities:
Purchases of property and equipment	(5,763)	(461)	(1,241)
Purchases of marketable securities	(440,542)	0	0
Business acquisition	(4,632)	0	0
Net cash used in investing activities	(450,937)	(461)	(1,241)
Cash flows from financing activities:
Proceeds from exercise of stock options	5,618	63	116
Proceeds from issuance of Series E convertible preferred stock	0	35,311	18,177
Net proceeds from equity infusion from the Business Combination	512,788	0	0
Proceeds from issuance of notes payable	0	1,749	0
Payment of notes payable	(1,749)	0	0
Stock issuance costs for Series E convertible preferred stock	(4)	(52)	(51)
Principal payments under finance lease obligations	(28)	(57)	(25)
Net cash provided by financing activities	516,625	37,014	18,217
Net (decrease) increase in cash and cash equivalents	(1,125)	3,980	(13,732)
Cash and cash equivalents at beginning of period	36,910	32,930	46,662
Cash and cash equivalents at end of period	35,785	36,910	32,930
Supplemental disclosure of cash flow information:
Cash received from exchange of research and development tax credits	173	0	352
Supplemental disclosure of noncash information:
Noncash acquisition of property and equipment	1,385	30	260
Forgiveness of related party promissory notes	150	20	50
Noncash equity issuance - business acquisition	4,232	0	0
Noncash equity related warrants from the Business Combination	11,618	0	0
Conversion of the convertible preferred stock into Class A and Class B common stock	195,810	0	0
Noncash contingent consideration and holdbacks - business acquisition	$ 1,552	$ 0	$ 0